CAPITAL (Tables)	3 Months Ended
Mar. 31, 2021
The Bank’s actual capital amounts and ratios are presented in the following table as of March 31, 2021 and December 31, 2020, respectively.

The Bank’s actual capital amounts and ratios are presented in the following table as of March 31, 2021 and December 31, 2020, respectively.

	Actual		Minimum Capital Requirement		Minimum to Be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars are in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
March 31, 2021:
Total Capital to Risk Weighted Assets	$78,934	16.16%	$39,066	8.0%	$48,833	10.0%
Tier 1 Capital to Risk Weighted Assets	72,815	14.91%	29,300	6.0%	39,066	8.0%
Tier 1 Capital to Average Assets	72,815	9.41%	30,967	4.0%	38,709	5.0%
Common Equity Tier 1 Capital to Risk Weighted Assets	72,815	14.91%	21,975	4.5%	31,741	6.5%

December 31, 2020:
Total Capital to Risk Weighted Assets	$77,133	16.41%	$37,603	8.0%	$47,028	10.0%
Tier 1 Capital to Risk Weighted Assets	71,241	15.16%	28,202	6.0%	37,603	8.0%
Tier 1 Capital to Average Assets	71,241	9.49%	29,989	4.0%	37,545	5.0%
Common Equity Tier 1 Capital to Risk Weighted Assets	71,241	15.16%	20,036	4.5%	30,552	6.5%